NOTE 21. DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
NOTE 21. DERIVATIVE FINANCIAL INSTRUMENTS

NOTE 21. DERIVATIVE FINANCIAL INSTRUMENTS

	Consolidated
	December 31, 2021 A$	December 31, 2020 A$
Derivative financial liabilities:
Carrying value as at beginning of year	1,478,540	-
Derivates related to convertible promissory note (Note 22)	-	3,790,737
Fair value change in derivative financial instruments during the year	842,463	(2,312,197)
Exchange difference	-	-
Carrying value as at end of year	2,321,003	1,478,540

As at December 31, 2021 and 2020, the derivatives related to two convertible promissory notes entered into during 2020 (details are set out in Note 22) were revalued using the weighted average assumptions: volatility 90.8% and 72.80%, the weighted expected term of two years, a discount rate of 3.51% and a dividend yield of 0%.

The Group departed from IFRS 9 for certain disclosures for the note issued January 20, 2020 as not doing so would be misleading to the readers of the consolidated financial statements as it would greatly inflate the activity on the 2020 consolidated statement of activity but have no effect on the consolidated balance sheet or on the net loss of the Group. As such, the Group determined it was appropriate to present the change in fair value of this derivative instrument, net of interest expense recorded at the time of issuance